RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Group Payables with Related Parties) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current:
Lease liabilities to related parties | ¥		¥ 290	¥ 803
USD [Member]
Current:
Lease liabilities to related parties | $	$ 41
Feishang Enterprise [Member]
Current:
Payable to a related company: | ¥		5,946	5,077
Lease liabilities to related parties | ¥		290	287
Feishang Enterprise [Member] | USD [Member]
Current:
Payable to a related company: | $	842
Lease liabilities to related parties | $	41
Feishang Group [Member]
Current:
Payable to the Shareholder: | ¥		7,738	7,097
Feishang Group [Member] | USD [Member]
Current:
Payable to the Shareholder: | $	1,095
Anka [Member]
Current:
Lease liabilities to related parties | ¥			¥ 516
Anka [Member] | USD [Member]
Current:
Lease liabilities to related parties | $